Total
FROST VALUE EQUITY FUND
FROST VALUE EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.
FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FROST VALUE EQUITY FUND		Institutional Class Shares	Investor Class Shares
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.30%	0.30%
Total Annual Fund Operating Expenses	[2]	0.80%	1.05%
Less Fee Reductions and/or Expense Reimbursements	[3]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.77%	1.02%
[1]	The Fund operated as the Frost Value Equity Fund (the "Predecessor Value Equity Fund" or "Predecessor Fund"), a series of The Advisors' Inner Circle Fund II, prior to the Fund's acquisition of the assets and liabilities of the Predecessor Value Equity Fund on June 24, 2019 (the "Value Equity Fund Reorganization"). Accordingly, the Fund's Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund's Financial Highlights because the Fund's Other Expenses have been restated to reflect current fees.
[3]	Frost Investment Advisors, LLC has contractually agreed to waive 0.03% of its investment advisory fee until June 24, 2021. The amounts waived pursuant to this agreement are not subject to recoupment by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including waived investment advisory fees for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - FROST VALUE EQUITY FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares	79	250	439	985
Investor Class Shares	104	329	574	1,278

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). Frost Investment Advisors, LLC (the "Adviser" or "Frost") expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies of any market capitalization that are expected to generate superior returns on equity, strong free cash flows, and have the wherewithal to support an increasing dividend payout over time. The Adviser considers dividends to be both a signal of underlying financial health and a meaningful component of total long-term equity returns. The Adviser will focus on those companies that have sustainable and growing free cash flows to support profitable expansion of their businesses, as well as excess cash to return to shareholders.

The Adviser employs both quantitative and qualitative analyses to select stocks that have capital appreciation and dividend growth potential, with a focus on the following characteristics:

●	Attractive business models that are expected to generate the substantial free cash flows necessary to cover company expansion and shareholder returns;

●	Sustainable competitive advantages that are expected to allow a company to continue to achieve a return above its cost of capital;

●	Strong balance sheet that is expected to allow a company to withstand a decline in its business;

●	An identifiable event that is expected to generate above market returns; and

●	Attractive valuation based on intrinsic, absolute and relative value.

The Adviser seeks to manage the Fund in a tax-efficient manner although portfolio turnover rates can vary, depending upon market conditions. The Adviser may sell a security when, among other things, the price of the security exceeds the Adviser's assessment of its fair value or performs poorly relative to other investments, or when the company that issued the security experiences a negative event, a change in management, or a deterioration in its business prospects, performance or financial strength.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Management Risk – The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investment Style Risk – The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission ("SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Sector Focus Risk – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

As a result of the Value Equity Fund Reorganization, the Fund assumed the performance and accounting history of the Predecessor Value Equity Fund. Accordingly, performance figures for periods prior to the date of the Reorganization represent the performance of the Predecessor Value Equity Fund.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Best Quarter	Worst Quarter
19.14%	(14.94)%
(06/30/2009)	(12/31/2018)

The performance information shown above is based on a calendar year. Year to date performance (non-annualized and before taxes) as of September 30, 2019: 15.37%.

Average Annual Total Returns for Periods Ended December 31, 2018

This table compares the Fund's average annual total returns for the periods ended December 31, 2018 to those of an appropriate broad-based index.

Prior to March 31, 2015, Investor Class Shares of the Predecessor Value Equity Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance information provided in the table below for the period prior to March 31, 2015 represents the performance of the Predecessor Value Equity Fund's Investor Class Shares when they were called Class A Shares, but does not include the Maximum Sales Charge (Load) that was applicable to Class A Shares. If sales charges were included, the returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for Investor Class Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - FROST VALUE EQUITY FUND	Label	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Institutional Class Shares	Fund Returns Before Taxes	(13.39%)	4.52%	9.27%	5.31%	Apr. 25, 2008
Institutional Class Shares | After Taxes on Distributions	Fund Returns After Taxes on Distributions	(14.85%)	1.44%	7.17%	3.35%	Apr. 25, 2008
Institutional Class Shares | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	(7.10%)	3.08%	7.40%	3.97%	Apr. 25, 2008
Investor Class Shares	Fund Returns Before Taxes	(13.59%)	4.26%	9.00%	5.80%	Jun. 30, 2008
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	(8.27%)	5.95%	11.18%	6.13%	Apr. 25, 2008
[1]	Institutional Class Shares of the Fund were offered beginning April 25, 2008. Investor Class Shares of the Fund were offered beginning June 30, 2008. Index comparison begins April 25, 2008.